Financial Assets Measured at Fair Value - Summary of Financial Assets at Fair Value (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-current portion:
Equity securities designated at FVOCI (non-recycling)	¥ 1,838	¥ 3,323
Financial assets measured at FVPL	934	568
Non-current financial assets	3,493	3,891
Current portion:
Financial assets measured at FVPL	1,560	202
Current financial assets	24,189	202
Total	27,682	¥ 4,093
Debt securities [member]
Non-current portion:
Debt securities measured at FVOCI (recycling)	721
Current portion:
Debt securities measured at FVOCI (recycling)	¥ 22,629